Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Investments in joint ventures and associates	$ 1,915,446	$ 2,043,966
Frontera Brownsville, LLC
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Investments in joint ventures and associates	$ 386,317	410,097
Texas Frontera, LLC
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Investments in joint ventures and associates	$ 191,062	185,967
CH 4 Energía, S.A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Investments in joint ventures and associates	$ 172,963	170,188
Sierrita Gas Pipeline LLC
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	35.00%
Investments in joint ventures and associates	$ 911,105	1,051,626
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	40.00%
Investments in joint ventures and associates	$ 130,761	91,537
Other, net
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Investments in joint ventures and associates	$ 123,238	$ 134,551